Equity - Schedule of Nonvested Share Activity (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Equity [Abstract]
Options Non-vested, Begining | shares	2,112,800
Options Vested | shares	(376,000)
Options Canceled | shares	(61,000)
Options Non-vested, Ending | shares	1,675,800
Weighted Average Grant Date Fair Value, Non-Vested Begining Balance | $ / shares	$ 0.70
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.59
Weighted Average Grant Date Fair Value, Canceled | $ / shares	0.73
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares	$ 0.72